Cover	Aug. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Enveric Biosciences, Inc.
Entity Central Index Key	0000890821
Entity Tax Identification Number	95-4484725
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4851 Tamiami Trail N
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Naples
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34103
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Sep. 04, 2024
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Enveric Biosciences, Inc.
Entity Address, Address Line Two	4851 Tamiami Trail N
Entity Address, Address Line Three	Suite 200
Entity Address, City or Town	Naples
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34103
City Area Code	239
Local Phone Number	302-1707
Contact Personnel Name	Joseph Tucker